REDEEMABLE NONCONTROLLING INTEREST AND A LONG TERM BORROWING - Changes in Redeemable Noncontrolling Interest (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
REDEEMABLE NONCONTROLLING INTEREST AND A LONG TERM BORROWING
Balance at beginning of year	$ 22,358
Share of CASI Wuxi net loss	(2,602)
Accretion of redeemable noncontrolling interest	(3,281)
Foreign currency translation adjustment	(621)
Redemption of Wuxi NCI	$ (22,416)